Shareholder Report, Average Annual Return (Details)	12 Months Ended	33 Months Ended		36 Months Ended	50 Months Ended	60 Months Ended	87 Months Ended	88 Months Ended	120 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with maximum 2.25% sales charge)
Average Annual Return, Percent	3.57%					1.56%			1.73%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with maximum 1.00% deferred sales charge)
Average Annual Return, Percent	4.14%					1.25%				1.20%
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	6.13%					2.28%			2.22%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	5.46%					2.88%	2.81%
Class A1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A1 (with maximum 1.50% sales charge)
Average Annual Return, Percent	3.39%			4.39%
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	5.72%					3.12%		3.08%
Angel Oak High Yield Opportunities ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Angel Oak High Yield Opportunities ETF NAV
Average Annual Return, Percent	7.79%					5.92%			5.82%
Angel Oak Mortgage-Backed Securities ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Angel Oak Mortgage-Backed Securities ETF NAV
Average Annual Return, Percent	4.71%				0.10%
Angel Oak UltraShort Income ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Angel Oak UltraShort Income ETF NAV
Average Annual Return, Percent	5.69%		6.43%
Angel Oak Income ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Angel Oak Income ETF NAV
Average Annual Return, Percent	6.41%	7.80%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	5.97%					2.02%			1.97%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without sales charge)
Average Annual Return, Percent	5.14%					1.25%				1.20%
Without Sales Load [Member] | Class A1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A1 (without sales charge)
Average Annual Return, Percent	5.47%			4.92%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.38%					(1.07%)			1.66%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.38%					(1.07%)				1.67%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.38%					(1.07%)			1.66%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.38%					(1.07%)	1.76%
Bloomberg Short Treasury: 9-12 Months Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Short Treasury: 9-12 Months Index
Average Annual Return, Percent	4.52%					2.38%	2.47%
Bloomberg Short Term Government/Corporate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Short Term Government/Corporate Index
Average Annual Return, Percent	4.72%					2.75%	2.64%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.38%			1.84%
Bloomberg Short Treasury: 9-12 Months Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Short Treasury: 9-12 Months Index
Average Annual Return, Percent	4.52%			4.24%
Bloomberg Short Term Government/Corporate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Short Term Government/Corporate Index
Average Annual Return, Percent	4.72%			4.62%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.38%					(1.07%)		1.63%
Bloomberg Short Treasury: 9-12 Months Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Short Treasury: 9-12 Months Index
Average Annual Return, Percent	4.52%					2.38%		2.45%
Bloomberg Short Term Government/Corporate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Short Term Government/Corporate Index
Average Annual Return, Percent	4.72%					2.75%		2.63%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.38%					(1.07%)			1.66%
Bloomberg U.S. Corporate High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent	8.67%					5.09%			5.49%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.38%				(0.72%)
Bloomberg U.S. Mortgage-Backed Securities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Mortgage-Backed Securities Index
Average Annual Return, Percent	3.36%				(0.73%)
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.38%		5.49%
Bloomberg Short Term Government/Corporate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Short Term Government/Corporate Index
Average Annual Return, Percent	4.72%		4.99%
Bloomberg U.S. Treasury Bills Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Bills Index
Average Annual Return, Percent	4.65%		4.94%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.38%	5.31%